Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of Below Market Lease	$ 42,026	$ 0	$ 42,026	$ 0
Below Market Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Below Market Lease	$ 42,026	$ 0	$ 42,026	$ 0